Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2013
Deferred tax assets:
Total deferred tax asset	$ 15,685	$ 12,366
Less valuation allowance	(15,685)	(12,366)
Net deferred tax asset	0	0
Deferred tax liabilities:
Entrance tax	624	685		$ 3,000
Total deferred tax liabilities	624	685
Net deferred tax liabilities	624	685	$ 877
Norwegian Ordinary Tax Regime [Member]
Deferred tax assets:
Tax loss carry forwards	15,697	12,352
Interest Rate Swap Contracts [Member]
Deferred tax assets:
Interest rate swaps	$ (12)	$ 14